UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813061.106

HIM-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,544,970
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,042,940
		2,587,910
Arizona - 3.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,057,930
5.25% 10/1/20 (FSA Insured)	1,600,000	1,671,184
5.25% 10/1/21 (FSA Insured)	850,000	869,533
5.25% 10/1/26 (FSA Insured)	500,000	476,480
5.25% 10/1/28 (FSA Insured)	1,600,000	1,489,536
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,188,427
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	1,200,000	1,250,760
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,009,680
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,324,922
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,260,940
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,528,298
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	3,000,000	3,183,000
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,700,000	1,599,632
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	933,000
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (g)	2,000,000	2,129,300
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,328,740
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2005, 5% 7/1/29	2,000,000	2,016,440
Series 2009 A, 5% 7/1/39	2,545,000	2,503,160
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (h)	3,750,000	3,505,388
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	927,540
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.: - continued
5.25% 12/1/22	$ 1,500,000	$ 1,412,625
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (Assured Guaranty Corp. Insured)	1,000,000	907,230
		35,573,745
California - 15.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,616,016
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI, 5% 12/1/16 (c)	3,400,000	3,836,560
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	5,382,900
California Econ. Recovery:
Series 2009 A, 5.25% 7/1/14	585,000	647,174
Series A, 5% 7/1/18	1,400,000	1,539,846
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,183
5% 11/1/24	2,400,000	2,364,648
5% 6/1/27 (AMBAC Insured)	600,000	562,584
5% 9/1/27	1,410,000	1,321,480
5% 3/1/31	1,800,000	1,629,306
5% 9/1/31	1,500,000	1,356,375
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	765,764
5% 9/1/32	1,600,000	1,437,936
5% 8/1/33	900,000	800,649
5% 9/1/33	1,800,000	1,600,956
5% 9/1/35	1,600,000	1,409,664
5.125% 11/1/24	600,000	598,488
5.25% 2/1/16	1,000,000	1,068,350
5.25% 2/1/24	1,000,000	1,004,630
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	486,815
5.25% 2/1/28	1,200,000	1,154,328
5.25% 2/1/33	2,000,000	1,863,620
5.25% 12/1/33	20,000	18,736
5.25% 3/1/38	2,600,000	2,382,588
5.25% 11/1/40	700,000	633,780
5.5% 8/1/27	2,100,000	2,100,000
5.5% 8/1/29	2,800,000	2,764,832
5.5% 8/1/30	2,000,000	1,967,140
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 5,400,000	$ 5,229,360
5.5% 3/1/40	1,000,000	947,300
6% 3/1/33	2,550,000	2,585,471
6% 4/1/38	5,300,000	5,343,672
6% 11/1/39	11,700,000	11,793,600
6.5% 4/1/33	3,850,000	4,074,147
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	1,000,000	1,007,210
Series 2009 E, 5.625% 7/1/25	2,000,000	2,005,860
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	884,872
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	1,400,000	1,484,644
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,173,648
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,533,350
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (d)	1,055,000	1,137,469
Series 2009 F, 5%, tender 7/1/14 (d)	1,000,000	1,074,790
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(g)	1,000,000	1,034,460
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,810,780
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,594,272
5% 11/1/21	1,760,000	1,694,510
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	924,310
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	947,360
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,719,295
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,377,257
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,449,443
Series 2005 H, 5% 6/1/18	1,425,000	1,453,771
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 G1, 5.75% 10/1/30	$ 600,000	$ 570,156
Series 2009 I:
6.125% 11/1/29	400,000	401,700
6.375% 11/1/34	1,000,000	1,020,340
Series 2010 A, 5.75% 3/1/30	1,000,000	951,080
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,529,370
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	930,470
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	6,900,000	7,264,527
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,162,395
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,284,520
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	519,120
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	402,700
5.75% 1/15/40	600,000	486,732
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	3,963,492
5% 6/1/45	1,000,000	769,610
Series 2007 A1, 5% 6/1/33	400,000	262,956
5% 6/1/45 (FSA Insured)	105,000	90,323
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,018,320
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,171,540
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	307,860
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	3,824,920
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,243,099
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,077,520
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	$ 1,000,000	$ 858,300
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,033,570
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	1,000,000	1,068,260
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,101,560
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,026,157
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	990,460
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	221,360
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,794,000
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	421,988
6.5% 8/1/27	1,000,000	1,107,280
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	923,240
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,153,548
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	615,360
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	402,396
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,340,131
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	611,600
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	664,609
5.5% 5/15/20 (AMBAC Insured)	740,000	742,605
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,698,203
Series 2009 O:
5.25% 5/15/39	500,000	498,495
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2009 O:
5.75% 5/15/30	$ 5,985,000	$ 6,302,444
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,015,320
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	980,991
Series A, 5% 7/1/15	1,025,000	1,090,764
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	707,882
		170,249,472
Colorado - 1.4%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100) (h)	1,810,000	2,015,489
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (h)	1,200,000	832,260
0% 7/15/22 (Escrowed to Maturity) (h)	2,800,000	1,714,496
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	883,788
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	1,812,500
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	218,130
Series A, 5% 7/1/14	570,000	555,009
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,088,664
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (h)	1,200,000	993,192
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	803,130
Series 2010 A, 0% 9/1/41	2,000,000	184,380
Series 2010 C, 5.25% 9/1/25	1,000,000	907,850
		15,008,888
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	$ 2,000,000	$ 2,243,180
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (g)	3,350,000	3,248,931
		5,492,111
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,178,136
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	1,870,230
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,697,776
Series B, 4.75% 6/1/32	500,000	420,255
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,499,264
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	651,800
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,208,532
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,098,650
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	661,304
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,784,475
		17,070,422
Florida - 6.2%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	999,960
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,084,250
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,499,895
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,559,565
5% 6/1/17 (FSA Insured)	1,000,000	1,018,380
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	603,612
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,440
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 D, 5% 6/1/37	$ 1,790,000	$ 1,723,949
Series 2006 E, 5% 6/1/35	700,000	677,929
Series 2008 B, 5% 6/1/38	1,500,000	1,441,590
Series 2008 E, 5% 6/1/40	6,000,000	5,750,400
Series 2010 B, 5.125% 6/1/40	7,500,000	7,393,050
Series A, 5.5% 6/1/38	400,000	412,908
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,079,670
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	529,050
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,400,000	1,164,030
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	948,550
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	466,191
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	70,000	79,601
Series 2006 G:
5% 11/15/16	95,000	103,696
5% 11/15/16 (Escrowed to Maturity) (h)	5,000	5,739
5.125% 11/15/18	965,000	1,025,110
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35,000	40,406
Series 2008 B, 6% 11/15/37	2,000,000	2,042,180
Series B:
5% 11/15/14	875,000	951,160
5% 11/15/14 (Escrowed to Maturity) (h)	125,000	140,588
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,439,357
5% 7/1/19	2,230,000	2,293,912
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (h)	1,000,000	1,355,510
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (h)	535,000	638,608
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,027,100
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	$ 1,000,000	$ 972,420
Series 2009 B, 5% 10/1/18	4,790,000	5,087,076
Series Three 2010 D, 5% 10/1/38	1,600,000	1,528,400
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,411,050
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,700,000	2,539,539
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	1,841,320
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,052,780
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,414,960
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	1,944,264
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	942,850
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,100,000	1,048,322
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	517,770
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,353,338
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,138,670
		68,355,145
Georgia - 3.2%
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (g)	1,000,000	1,060,430
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	8,970,000	8,266,304
Series 2009 A:
6% 11/1/25	3,000,000	3,168,780
6.25% 11/1/39	3,500,000	3,591,980
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,196,590
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	1,100,000	706,574
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	1,800,000	1,156,212
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	925,508
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	$ 2,500,000	$ 2,523,575
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,395,416
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	5,315,000	3,414,037
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,341,872
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,700,000	1,734,318
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,310,000	1,483,805
		35,965,401
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,300,000	1,337,830
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,250,000	1,344,813
		2,682,643
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,534,652
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,254,192
		2,788,844
Illinois - 10.1%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,041,534
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	684,590
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,125,645
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	2,743,085
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 310,000	$ 285,057
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,450,879
Series A:
5% 1/1/42 (AMBAC Insured)	25,000	21,790
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	239,356
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	489,820
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,006,400
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,405,000	1,283,622
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	305,000	305,860
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/37	1,300,000	1,264,068
Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	155,353
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,400,000	1,404,116
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,058,030
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,127,654
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	298,068
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,065,560
Series 2010 A, 5.25% 11/15/33	3,250,000	3,144,895
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,412,917
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	296,815
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,220,748
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,450,624
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,053,250
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	$ 1,000,000	$ 877,200
Series 2010:
5% 2/15/22	1,000,000	930,470
5.25% 2/15/30	2,600,000	2,283,502
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,117,872
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,202,994
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,148,199
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,342,966
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,718,683
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,375,854
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	4,914,000
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,500,000	2,368,725
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,525,965
Series 2009 D, 6.625% 11/1/39	1,445,000	1,470,013
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,741,680
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,058,904
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,161,600
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23	1,100,000	1,114,135
5% 8/15/24	1,200,000	1,196,472
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,040
Series 2006, 5.5% 1/1/31	1,000,000	939,000
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,229,943
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,080,239
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,796,440
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Lake Forest Hosp. Proj.) 6% 7/1/33	$ 1,000,000	$ 1,029,950
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	2,906,766
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,327,760
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	749,400
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,261,733
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (h)	235,000	202,854
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	613,607
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,038,958
Lake County Forest Preservation District Series 2007 A, 0.552% 12/15/13 (d)	885,000	860,919
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,899,307
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,675,000	2,142,408
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	468,280
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,377,880
Series 2010 B1, 0% 6/15/44	3,900,000	392,691
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	2,448,303
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	587,362
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,284,760
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	177,180
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	61,888
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	975,410
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 6% 6/1/28	$ 700,000	$ 670,859
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,910,260
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,055,520
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,274,167
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,045,408
Series 2009 A, 5.75% 4/1/38	2,940,000	3,040,254
Series 2010 A:
5% 4/1/25	1,000,000	984,980
5.25% 4/1/30	1,000,000	969,390
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,875,000	3,834,260
Series 2002:
0% 11/1/14 (FSA Insured)	1,000,000	896,810
0% 11/1/16 (FSA Insured)	1,100,000	892,111
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	888,250
		112,553,317
Indiana - 2.5%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,948,021
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,173,267
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	905,340
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	1,838,500
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,501,665
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	2,000,000	2,066,140
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (d)	$ 3,800,000	$ 4,093,398
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	800,380
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (g)	1,000,000	1,037,830
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,820
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	987,788
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (g)	2,000,000	1,986,380
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	681,001
5% 7/1/35	500,000	503,390
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,009,750
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,810,454
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	730,233
		28,135,357
Iowa - 0.4%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	170,000	178,366
5.125% 6/1/39	70,000	62,045
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,182,888
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	3,380,000	3,466,798
		4,890,097
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	1,900,000	1,933,877
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.): - continued
Series 2009 D, 5.125% 11/15/39	$ 1,250,000	$ 1,172,275
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	366,932
5.25% 11/15/16	955,000	1,034,093
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,043,430
Olathe Health Facilities Rev.:
(Olathe Med. Ctr. Proj.) Series 2010 A, 5% 9/1/30	1,000,000	878,620
Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,023,070
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	296,427
5% 11/15/17	500,000	534,010
		8,282,734
Kentucky - 1.3%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/23	1,000,000	994,650
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,227,760
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	976,100
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	907,270
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,540,425
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	3,470,000	3,332,935
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,181,740
		14,160,880
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,862,432
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,561,200
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007: - continued
5.5% 6/1/41 (FGIC Insured)	$ 1,000,000	$ 989,720
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (g)	1,570,000	1,622,250
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,006,270
0% 9/1/15 (AMBAC Insured)	700,000	565,390
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	385,000	368,222
		7,975,484
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,147,058
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,011,140
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,307,670
		3,465,868
Maryland - 0.8%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	501,150
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,665,000	1,768,446
5.75% 7/1/13 (Escrowed to Maturity) (h)	405,000	430,163
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,030,890
Series 2010, 5.125% 7/1/39	900,000	837,099
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	790,000	830,693
6% 1/1/38	2,800,000	2,836,120
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	915,530
		9,150,091
Massachusetts - 2.5%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,412,250
Massachusetts Gen. Oblig.:
Series 2007 A, 0.762% 5/1/37 (d)	1,000,000	744,560
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 C:
5% 8/1/37	$ 4,800,000	$ 4,779,024
5.25% 8/1/24	2,200,000	2,383,370
Series 2009 C, 5% 7/1/21	4,135,000	4,577,073
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	901,980
5.125% 7/1/38	1,000,000	875,690
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	233,181
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	1,000,000	1,079,840
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,192,750
5% 8/15/30	4,500,000	4,534,380
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	636,666
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,007
		27,360,771
Michigan - 2.3%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,696,255
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,111,825
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,157,240
Series 2006, 5% 7/1/36	2,800,000	2,433,788
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,547,153
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,707,372
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,114,110
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,493,482
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,496,207
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	$ 1,000,000	$ 1,118,950
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,117,116
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,004,080
Series 2008 A, 5.75% 5/15/38	1,000,000	971,760
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,597,450
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	739,940
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	675,366
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,040,600
		25,022,694
Minnesota - 1.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,582,562
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (h)	3,865,000	4,140,033
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22	1,000,000	1,035,100
Series 2008 A, 5% 1/1/14 (g)	1,000,000	1,078,810
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,050,900
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,193,115
Rochester Hsg. & Health Care Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	960,091
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	951,650
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,214,766
Series 2003 11, 5.25% 12/1/18	1,000,000	1,072,610
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	$ 1,000,000	$ 1,096,480
Series 2009, 5.75% 7/1/39	1,600,000	1,516,496
		16,892,613
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	1,200,000	1,043,676
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	852,576
		1,896,252
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	1,707,264
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.698% 12/1/17 (d)	1,100,000	886,963
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,354,041
(Immanuel Med. Ctr. Proj.) Series 2010, 5.5% 1/1/30	1,000,000	960,220
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	1,951,580
		5,152,804
Nevada - 0.7%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (g)	1,000,000	1,005,440
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,035,700
5.625% 7/1/32	3,000,000	3,088,590
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,063,780
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,550
		7,255,060
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	$ 1,800,000	$ 1,712,556
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	100,000	100,025
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,018,830
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	916,560
		3,747,971
New Jersey - 1.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	787,031
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	986,490
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,024,250
5.25% 3/1/23	2,000,000	2,032,160
5.25% 3/1/25	1,500,000	1,511,970
5.25% 3/1/26	915,000	918,285
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,024,850
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,721,200
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	995,530
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	411,008
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,006,290
		12,419,064
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.75% 7/1/11 (AMBAC Insured) (g)	1,805,000	1,840,559
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,191,040
		4,031,599
Municipal Bonds - continued
	Principal Amount	Value
New York - 10.2%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	$ 1,500,000	$ 1,615,245
5.75% 5/1/21	1,200,000	1,244,892
Series 2004:
5.75% 5/1/17	1,600,000	1,752,112
5.75% 5/1/25 (FSA Insured)	600,000	622,362
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,695,920
5% 2/15/47	1,200,000	1,017,552
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,393,840
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (h)	1,000,000	1,053,660
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (h)	880,000	973,456
Series 2005 G, 5% 8/1/15	1,000,000	1,113,760
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,532,715
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,146,760
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,325,217
Series 2009 I-1, 5.625% 4/1/29	600,000	625,650
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	501,110
Series 2003 A, 5.125% 6/15/34	2,000,000	2,004,440
Series 2003 E, 5% 6/15/34	1,600,000	1,573,904
Series 2005 D:
5% 6/15/37	400,000	388,008
5% 6/15/38	1,300,000	1,258,504
5% 6/15/39	500,000	483,065
Series 2007 DD, 4.75% 6/15/35	1,400,000	1,295,966
Series 2009 A, 5.75% 6/15/40	2,300,000	2,400,740
Series 2009 CC, 5% 6/15/34	2,100,000	2,060,142
Series 2009 EE, 5.25% 6/15/40	1,800,000	1,807,128
Series FF 2, 5.5% 6/15/40	3,000,000	3,064,320
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,026,370
Series 2009 S3, 5.25% 1/15/34	4,000,000	4,010,200
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S4:
5.5% 1/15/39	$ 850,000	$ 867,519
5.75% 1/15/39	1,600,000	1,658,768
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,032,890
6% 11/1/28 (b)	2,000,000	2,073,180
Series 2004 B, 5% 8/1/32	1,300,000	1,300,000
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	992,090
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,001,230
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400,000	3,579,792
Series 2007 A, 5% 3/15/32	2,400,000	2,387,472
Series 2009 A, 5% 2/15/34	1,100,000	1,082,246
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,200,000	1,264,596
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,073,770
Series 2007 B, 5.25% 7/1/24	200,000	193,266
Bonds Series 2002 B, 5.25%, tender 5/15/12 (d)	1,100,000	1,154,659
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,060,090
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,069,050
Series B, 5% 11/15/34	1,200,000	1,156,272
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,074,325
Series 2008 A, 5.25% 11/15/36	3,700,000	3,573,016
Series 2008 C, 6.5% 11/15/28	1,000,000	1,078,930
Series 2010 D, 5.25% 11/15/40	1,400,000	1,304,394
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,540,425
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,612,432
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,568,055
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	$ 1,100,000	$ 1,165,032
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	980,000	1,035,664
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,031,510
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,418,481
5.5% 6/1/14	440,000	441,641
5.5% 6/1/16	4,700,000	4,715,698
5.5% 6/1/17	4,000,000	4,036,600
Series 2003B 1C:
5.5% 6/1/14	360,000	361,343
5.5% 6/1/15	1,700,000	1,706,086
5.5% 6/1/16	1,000,000	1,013,170
5.5% 6/1/17	1,600,000	1,614,640
5.5% 6/1/18	2,800,000	2,889,964
5.5% 6/1/19	1,600,000	1,678,176
5.5% 6/1/21	5,000,000	5,207,750
5.5% 6/1/22	1,500,000	1,552,155
		113,553,415
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	500,000	500,950
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,400,000	1,463,882
		1,964,832
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	984,070
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (g)	1,000,000	1,003,590
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,305,263
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,137,864
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	355,192
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	$ 1,800,000	$ 1,719,684
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,059,220
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,034,840
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,478,064
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	986,720
Series 2010 B, 5% 1/1/20	1,300,000	1,425,190
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	1,750,000	1,689,888
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,403,267
		15,582,852
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,000,000	921,180
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,202,572
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,245,913
		4,369,665
Ohio - 0.7%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,344,520
Series A-2:
5.875% 6/1/47	900,000	588,276
6.5% 6/1/47	1,400,000	1,006,740
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	919,950
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	1,500,000	1,598,835
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 410,000	$ 413,895
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,310,484
		7,182,700
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,793,174
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,007,470
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,044,406
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,593,795
		7,438,845
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 A, 5.5% 7/15/35	900,000	871,767
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,194,396
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (Pre-Refunded to 5/1/11 @ 101) (h)	1,715,000	1,753,382
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	553,110
5.75% 8/1/26	1,000,000	1,097,430
5.75% 8/1/28	500,000	542,695
5.75% 8/1/29	500,000	541,370
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,138,490
		7,692,640
Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	933,657
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,059,927
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,328,563
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,627,251
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	$ 700,000	$ 804,027
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	459,788
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,085,079
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (g)	2,000,000	2,008,300
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,494,090
Series 2009 D, 5.5% 12/1/41	2,400,000	2,337,264
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	517,495
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	557,928
Ninth Series, 5.25% 8/1/40	800,000	705,488
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	655,368
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	203,134
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	2,858,300
		19,635,659
Puerto Rico - 0.7%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	2,500,000	2,635,275
Series 2006 C, 5.25% 1/1/15 (g)	1,000,000	1,006,270
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	616,584
5.75%, tender 7/1/17 (d)	1,100,000	1,145,331
Series N, 5.5% 7/1/22	1,100,000	1,099,945
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,800,000	346,584
Series 2009 A, 6% 8/1/42	1,400,000	1,394,106
		8,244,095
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	$ 1,000,000	$ 1,066,280
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (g)	2,840,000	3,071,545
		4,137,825
South Carolina - 1.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,035,900
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,033,800
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,081,909
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	300,000	274,590
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,028,770
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,051,350
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,019,640
		13,525,959
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,041,980
5% 12/15/15	1,500,000	1,548,915
5% 12/15/16	1,500,000	1,541,325
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	997,070
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,459,570
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,825,324
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (g)	1,600,000	1,611,456
		10,025,640
Texas - 13.2%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,188,624
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	$ 1,000,000	$ 1,110,660
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	842,290
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,260,233
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,074,700
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	300,150
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	906,597
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,523,075
Series 2008A, 5.25% 2/1/23	2,240,000	2,434,992
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,114,280
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,064,837
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,242,822
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	3,785,000	3,789,504
5.25% 12/1/38	5,600,000	5,628,112
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (g)	2,500,000	2,542,450
Series 2009 A, 5% 11/1/24	1,000,000	1,007,370
Series A:
5% 11/1/42	3,000,000	2,636,700
5.25% 11/1/12 (g)	1,000,000	1,058,430
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	339,180
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100) (h)	1,280,000	1,380,019
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,473,399
Fort Bend Independent School District Series 2009, 5% 2/15/34	2,500,000	2,548,650
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,322,772
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,043,820
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(g)	$ 1,500,000	$ 1,493,535
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	500,000	477,080
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,075,950
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	7,897,360
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	546,850
5.25% 10/1/24	370,000	399,045
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100) (h)	230,000	260,259
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,290,924
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,022,890
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (g)	1,000,000	1,036,110
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	1,300,000	1,314,339
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,509,141
0% 8/15/13	1,300,000	1,263,093
Houston Util. Sys. Rev. Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,124,339
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	848,580
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,949,904
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	1,929,760
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	986,338
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	717,423
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,017,660
Lewisville Independent School District 0% 8/15/19	2,340,000	1,720,017
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,123,221
Longview Independent School District 5% 2/15/37	1,000,000	982,830
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	$ 1,300,000	$ 1,316,575
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	654,913
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,058,110
Mansfield Independent School District:
5.375% 2/15/26	145,000	145,248
5.5% 2/15/17	25,000	26,101
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,043,796
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,288,056
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	925,880
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,097,990
Series 2008 A, 6% 1/1/24	2,000,000	2,125,160
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	840,609
Series 2009 A, 6.25% 1/1/39	1,800,000	1,818,864
Northside Independent School District 5.5% 2/15/15 (Pre-Refunded to 2/15/11 @ 100) (h)	940,000	941,645
Northwest Texas Independent School District 5.5% 8/15/21	170,000	180,326
Port Houston Auth. Harris County Series 2010 D2, 5% 10/1/39	1,900,000	1,891,260
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	419,160
5.375% 8/15/37	2,000,000	2,078,580
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (g)	1,635,000	1,742,436
5.25% 7/1/18 (FSA Insured) (g)	2,505,000	2,614,193
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	1,000,000	1,059,860
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,262,487
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,623,896
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010:
5% 10/1/35	400,000	387,304
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010: - continued
5% 10/1/41	$ 1,800,000	$ 1,731,654
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,247,716
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,141,789
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,189,663
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33	1,450,000	1,319,906
Texas Gen. Oblig. (Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	1,500,000	1,439,520
Series 2008, 4.75% 4/1/37	2,900,000	2,742,095
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,670,296
0% 9/1/11 (Escrowed to Maturity) (h)	50,000	49,827
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	958,100
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,497,168
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,500,000	1,516,320
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	1,400,000	1,404,032
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	4,100,000	3,633,502
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,477,417
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,082,440
5% 4/1/23	1,500,000	1,592,055
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,726,832
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (h)	1,000,000	1,071,340
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Waller Independent School District:
5.5% 2/15/28	$ 1,670,000	$ 1,771,770
5.5% 2/15/37	2,100,000	2,164,092
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,469,347
Williamson County Gen. Oblig. 5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (h)	35,000	35,061
		146,294,705
Utah - 0.1%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,213,068
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	401,952
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,013,090
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,544,880
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	972,340
		4,932,262
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	4,000,000	4,312,240
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	400,000	376,368
		4,688,608
Washington - 4.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	798,390
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,950,000	1,993,407
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	1,989,560
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,270
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Gen. Oblig.: - continued
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,027,810
5% 1/1/35	2,000,000	1,994,380
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,804,676
Series 2008, 5.75% 1/1/43	3,600,000	3,726,216
Series 2009, 5.25% 1/1/42	1,000,000	1,005,740
Spokane County School District #81 5.25% 12/1/18 (Pre-Refunded to 6/1/13 @ 100) (h)	1,000,000	1,099,240
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,077,000
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,042,750
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	908,196
Series S5, 0% 1/1/18	2,230,000	1,771,311
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,156,300
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	1,100,000	1,059,245
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,024,770
Series 2010 A, 5% 8/15/18	2,295,000	2,397,403
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,088,080
Series 2006 D, 5.25% 10/1/33	1,000,000	974,080
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,381,506
5.7% 7/1/38	2,270,000	2,118,296
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,030,553
		54,481,179
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	958,400
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	$ 465,000	$ 487,385
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (h)	400,000	429,388
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	344,641
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	67,313
5.5% 3/1/17 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (h)	1,095,000	1,139,479
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	500,000	432,335
5.75% 7/1/30	500,000	467,650
(Ascension Health Sr. Cr. Group Proj.) Series 2010 E, 5% 11/15/30	1,900,000	1,749,197
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	861,240
Series B, 6% 2/15/25	1,500,000	1,495,740
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	500,000	492,725
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	900,000	919,575
		8,886,668
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,100,000	1,127,313
TOTAL MUNICIPAL BONDS (Cost $1,101,176,039)		1,085,810,831
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $1,500,000)	1,500,000	1,537,155
Money Market Funds - 0.8%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.29% (e)(f) (Cost $8,309,000)	8,309,000	$ 8,309,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,110,985,039)		1,095,656,986
NET OTHER ASSETS (LIABILITIES) - 1.3%		14,731,763
NET ASSETS - 100%		$ 1,110,388,749
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 5,861
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,087,347,986	$ -	$ 1,087,347,986	$ -
Money Market Funds	8,309,000	8,309,000	-	-
Total Investments in Securities:	$ 1,095,656,986	$ 8,309,000	$ 1,087,347,986	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $1,110,683,700. Net unrealized depreciation aggregated $15,026,714, of which $18,875,222 related to appreciated investment securities and $33,901,936 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2011